SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Euro [Member]
USD exchange rate	1.1062	1.0698
USD average exchange rate	1.2743	1.0534
GBP [Member]
USD exchange rate	1.0817	1.2077
USD average exchange rate	1.2440	1.2371